Impairment of Intangible Assets	6 Months Ended
Jun. 30, 2025
Disclosure of impairment loss and reversal of impairment loss [abstract]
Impairment of Intangible Assets
B.4. Impairment of intangible assets
The monitoring of impairment indicators for other intangible assets led to the recognition of impairment losses of €210 million in the first half of 2025 linked to research and development projects.